Note 1 - Nature of the Business and Group Internal Restructuring	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business and group internal restructuring

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is advancing its lead asset, Plinabulin, into a Phase
2/3
clinical trial for the reduction of docetaxel chemotherapy-induced severe, grade
4
neutropenia, a Phase
2/3
clinical trial for the prevention of non-docetaxel chemotherapy-induced severe, grade
4
neutropenia and a Phase
3
clinical trial as an anticancer agent in combination with docetaxel in advanced non-small cell lung cancer. Plinabulin has also entered the first
of a number of planned Phase
1/2
clinical trials to investigate its therapeutic potential in combination with the immuno-oncology agent nivolumab. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

In
July 2011,
the Group acquired the patent of Plinabulin in the territories of the People’s Republic of China (“PRC”) and Hong Kong. In
January 2013,
the Group acquired the patent of Plinabulin in the territories of the U.S. and other countries worldwide excluding the PRC and Hong Kong.

As at
December 31, 2017,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSring Pharmaceuticals Inc. (“BeyondSpring US”)	Delaware, United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited (“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd. (“Wanchun Shenzhen”)	The People’s Republic of China (“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	60%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”) was incorporated for drug research and development activities on
August 18, 2010
and was wholly owned by the Founders since its incorporation until
January 2015
when Mr. Linqing Jia sold
10%
of the equity interest in Wanchun Biotech to Mr. Dong Liang. Immediately before the Internal Restructuring (as defined below), Wanchun Biotech owned
100%
equity interest of BeyondSpring U.S., BVI Biotech and Dalian Wanchun Pharmaceutical Co., Ltd. (“Wanchun Pharma”).

In
December 2012,
Wanchun Biotech invested the patent of Plinabulin in the territories of the PRC and Hong Kong into Wanchun Pharma for
90.91%
equity interest in Wanchun Pharma, and Shanghai Fosun Pharmaceutical Industry Development Co., Ltd. (“Shanghai Fosun”) held the remaining
9.09%
equity interest through cash injection. On
March 30, 2015,
Wanchun Biotech entered into a share transfer agreement with Shanghai Fosun, to acquire the remaining
9.09%
equity interest in Wanchun Pharma for a cash consideration of
$1,611
(
RMB10,000
). In
April 2015,
the share transfer agreement was completed and Wanchun Pharma became wholly owned by Wanchun Biotech.

To prepare for the listing of the Company in the United States, the Group underwent the internal restructuring as described below (the “Internal Restructuring”) that established the Company as the new holding company of the Group.

The Company was incorporated with
three
initial issued shares held by the Founders through their wholly owned companies. On
December 3, 2014,
BeyondSpring Ltd. was established in the BVI by the Company. On
January 13, 2015,
BeyondSpring HK was established in Hong Kong by BeyondSpring Ltd. On
April 23, 2015,
Wanchun Shenzhen, a wholly foreign owned enterprise was incorporated by BeyondSpring HK. All of these companies were holding companies without operations.

In
March 2015,
the Company issued
13,429,997
shares to the Founders through their wholly owned companies. In
April 2015,
the Company issued
320,000
shares to Mr. Dong Liang through his wholly owned company. In addition, on
April 13, 2015,
the Company issued
100,000
shares to Wanchun Biotech, a company owned by the Founders and Mr. Dong Liang. All these shares were credited as fully paid.

In
April 2015,
one
of the Founders transferred
200,000
shares of the Company to Shenzhen Sangel Sino-Euro Venture Capital (Limited Partnership) through one
of his wholly owned companies for a cash consideration of
$2,000.

On
April 13, 2015,
the Company issued
1,600,000
shares to Beijing Sangel Fang Sheng Venture Capital (Limited Partnership), Shenzhen Sangel Jing Rui Venture Capital (Limited Partnership) and Hover Dragon Investment Limited for an aggregate cash consideration of
$16,000
or
$10
per share. Such consideration was paid in full during
2015.

On
May 6, 2015,
Wanchunbulin was established by Wanchun Biotech and Wanchun Shenzhen. Wanchun Biotech agreed to invest the patent of Plinabulin in territories of the PRC and Hong Kong with an agreed value of
$5,290
(
RMB32,800
) for an equity interest of
40%
in Wanchunbulin, and Wanchun Shenzhen agreed to contribute cash of
$7,716
(
RMB49,200
) for
60%
equity interest in Wanchunbulin. Based on the articles of association and shareholder agreement of Wanchunbulin, the profits and losses and the equity interests in Wanchunbulin should be shared between Wanchun Biotech and Wanchun Shenzhen based on the ratio of the agreed capital contributions of Wanchun Biotech and Wanchun Shenzhen of
40%
and
60%,
respectively, despite the fact that Wanchun Shenzhen has
not
contributed the remaining committed capital in full. The voting rights and dividend rights of Wanchun Shenzhen and Wanchun Biotech are also proportional to their agreed capital contributions. The Company consolidated Wanchunbulin under the voting interest model based on its control over the relevant activities of Wanchunbulin by virtue of Wanchun Shenzhen’s majority voting rights in Wanchunbulin.

On
June 1, 2015,
liquidation procedures of Wanchun Pharma were initiated. On
July 20, 2015,
Wanchun Pharma transferred the patent of Plinabulin back to Wanchun Biotech, which subsequently invested such patent into Wanchunbulin.

On
July 2, 2015,
Wanchun Biotech transferred all shares in BeyondSpring U.S. to BVI Biotech in exchange for
100%
equity interest in BVI Biotech. On
July 20, 2015,
the Company issued
300,000
shares to Wanchun Biotech in exchange for
100%
equity interest in BVI Biotech. On the same date, Fosun Industrial Co., Ltd. (“Fosun Hong Kong”), a fellow subsidiary of Shanghai Fosun, purchased
240,000
shares of the Company from Wanchun Biotech for a cash consideration of
$1,611
(
RMB10,000
). As Wanchun Biotech acquired the
9.09%
equity interest in Wanchun Pharma from Shanghai Fosun at the same cash consideration in
April 2015,
these were considered linked transactions and the
240,000
shares of the Company issued to Fosun Hong Kong was in substance for the exchange of the
9.09%
equity interest in Wanchun Pharma. The excess
60,000
shares issued to Wanchun Biotech were accounted for as part of the Internal Restructuring.

In
August 2015
and
September 2017,
Wanchun Shenzhen contributed
$2,000
(
RMB12,752
) and
$3,700
(
RMB25,701
) into Wanchunbulin, respectively. The remaining committed capital of
$1,652
(
RMB10,747
) was agreed to be contributed within
five
years from the establishment date of Wanchunbulin.

Upon the completion of the Internal Restructuring on
July 20, 2015,
the drug research business previously operated by Wanchun Biotech and its subsidiaries together with the related assets and liabilities were transferred to the Group, and the Company became the holding company of the entities comprising the Group after the Internal Restructuring. Immediately after the consummation of the Internal Restructuring, the Founders collectively held
85.02%
of the equity interest of the Company through companies wholly owned by the Founders as well as Wanchun Biotech.

Since the drug research businesses of Wanchun Biotech and its subsidiaries transferred to the Group in connection with the Internal Restructuring were under the ultimate common control of the Founders both before and after the Internal Restructuring, the Internal Restructuring was accounted for as a restructuring under common control in a manner similar to the pooling of interests as detailed in Note
2.
In accordance with Accounting Standards Codification (“ASC”)
805
-
50
-
45,
these consolidated financial statements were retrospectively adjusted to reflect the historical results and assets and liabilities of the drug research business of Wanchun Biotech and its subsidiaries since the beginning of the years presented.

Financial assets amounting to
$1,513
(consisting of cash of
$1,201
and amounts due from related parties of
$312
) and financial liabilities amounting to
$9,705
(substantially loans) retained by Wanchun Biotech were historically associated with the drug research business owned and operated by Wanchun Biotech and represented an integral part of working capital and source of funding of the drug research business since the inception of Wanchun Biotech until the completion of the Internal Restructuring. Such assets and liabilities were recorded in these consolidated financial statements until the completion of the Internal Restructuring, which were then accounted for as a deemed contribution.

In
September 2016,
the Company issued
1,129,628
ordinary shares of the Company to several
third
-party investors for an aggregate cash consideration of
$15,250
or
$13.5
per share.

On
March 14, 2017,
the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.
174,286
ordinary shares were sold at
$20.00
per share (the “IPO Price”). In conjunction with the IPO,
2,541,048
ordinary shares were sold in a private placement to certain investors at the same IPO Price. Net proceeds from the IPO and private placement after deducting underwriting discount and offering expenses were
$47,184.
The underwriting discount and offering expenses including those recorded as deferred IPO costs were recorded as a reduction of the proceeds received from the IPO in the shareholders’ equity. Immediately prior to the IPO, the Company issued
2,112,963
ordinary shares to NPBSIPO Liquidating Trust, or Nereus Trust in connection with termination of royalty payment arrangement (Note
10
).